Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of deposits from customers [line items]
Deposits subject to bank recapitalization Bail-in	$ 635	$ 53
Deposits	349,440	357,083
Financial liabilities designated at fair value through profit or loss	26,885	16
Total deposits	958,774	966,143
Business and government [member]
Disclosure of deposits from customers [line items]
Total deposits	349,440	357,083
Loan commitments and financial guarantees [member]
Disclosure of deposits from customers [line items]
Financial liabilities designated at fair value through profit or loss	8	16
U.S. Dollar [member]
Disclosure of deposits from customers [line items]
Total deposits	540,000	548,000
Other Currency [member]
Disclosure of deposits from customers [line items]
Total deposits	55,000	55,000
Covered Bondholders [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	37,000	36,000
TD Capital Trust IV [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	$ 2,000	$ 2,000